STOCK-BASED COMPENSATION (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Shares, Outstanding at Beginning		109,520
Stock Options, Shares, Granted	0	0
Stock Options, Shares, Forfeited	0	0
Stock Option, Shares, Exercised	0	0
Stock Option, Shares, Expired	0	0
Stock Options, Shares, Outstanding at Ending	109,520	109,520
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning		$ 10.02
Stock Options, Weighted Average Exercise Price Per share, Granted	$ 0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited	0	0
Stock Options, Weighted Average Exercise Price Per share, Exercised	0	0
Stock Options, Weighted Average Exercise Price Per share, Expired	0	0
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Ending	$ 10.02	$ 10.02